Employee Pension and Other Postretirement Benefits Funded Status (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013 Pension Benefits [Member]		Dec. 31, 2012 Pension Benefits [Member]		Dec. 31, 2011 Pension Benefits [Member]	Dec. 31, 2013 Other Benefits [Member]		Dec. 31, 2012 Other Benefits [Member]		Dec. 31, 2011 Other Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year			$ 5,061		$ 4,123			$ 965		$ 835
Service cost			147		133		125	21		15		15
Interest cost			215		212		199	33		40		44
Plan participants' contributions			9		8			18		18
Plan amendments	(177)	30	66					(145)		(11)
Actuarial loss (gain)			(600)		728			(220)		118
Benefits paid			(154)		(138)			(59)		(55)
Curtailments			(14)		(5)
Medicare Part D subsidy								3		5
Benefit obligation at end of year			4,730		5,061		4,123	616		965		835
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year			3,745		3,238					1
Gain on plan assets			405		396
Employer contributions			305		239			38		31
Plan participants' contributions			9		8			18		18
Benefits paid			(154)		(138)			(59)		(55)
Transfers					2
Medicare Part D subsidy								3		5
Fair value of plan assets at end of year			4,310		3,745		3,238					1
Funded status			(420)		(1,316)			(616)		(965)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Pension plan assets			124
Current liability			(15)	[1]	(15)	[1]		(139)	[1]	(166)	[1]
Non-current liability			(529)	[2]	(1,301)	[2]		(477)	[2]	(799)	[2]
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Prior service costs (credits)			124		75			(152)		(27)
Net actuarial loss (gain)			$ 847		$ 1,694			$ 50		$ 286

[1]	Included in other current liabilities and current portion of postretirement plan liabilities, respectively.
[2]	Included in pension plan liabilities and other postretirement plan liabilities, respectively.